7337 EAST DOUBLETREE RANCH ROAD, SUITE 100
SCOTTSDALE, AZ 85258

November 1, 2019

VIA EDGAR

U.S. Securities and Exchange Commission
100 F St. N.E.
Washington, D.C. 20549

RE: Voya Funds Trust (the “Registrant”)
(File Nos. 333-59745; 811-08895)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated October 22, 2019 to Voya Short Term Bond Fund’s Class A, Class C, Class I, Class R, Class R6, Class T and Class W shares Prospectus and Class P3 shares Prospectus, each dated July 31, 2019.

The purpose of the filing is to submit the 497(e) filing dated October 22, 2019 in XBRL for Voya Short Term Bond Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management